Other current assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Current Assets [Abstract]
Fair value of derivative financial instruments	€ 1,231	€ 2,248
Other current assets	342	343
Other current assets, Total	€ 1,573	€ 2,591